DISCONTINUED OPERATIONS:	Dec. 29, 2022
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS:

12.	DISCONTINUED OPERATIONS:

Subsequent to April 30, 2022, on September 14, 2022, the Company entered into a Stock Purchase Agreement with BV Lending, LLC, an Idaho limited liability company ("BV Lending") and the Company's subsidiary, I-Minerals USA, Inc. ("I-Minerals USA"), an Idaho company that owns the leases that comprise the Helmer-Bovill Property, (the "Stock Purchase Agreement"), pursuant to which the Company has agreed to sell all of the issued and outstanding common shares of I-Minerals USA to BV Lending (the "Transaction").  BV Lending is a non-arm's length party to the Company as it is a company controlled by a former director of the Company.

Key Terms of the Transaction:

-

Immediately prior to closing of the Transaction, the Company will contribute an intercompany debt owed by I-Minerals USA to the Company in the amount of approximately $25.7 million, resulting in the cancellation of the outstanding indebtedness.

-	At the closing of the Transaction, the Company will sell all of the shares of I-Minerals USA to BV Lending for an amount equal to $3,000,000 (the "Share Value").
-	The Share Value will be satisfied by BV Lending on a non-cash basis by the set off of an equal amount of debt owed by the Company to BV Lending (the "Set Off").
-	Immediately following the Set Off, BV Lending will transfer to the Company the balance of the debt owed by the Company to BV Lending (which debt was approximately $35.4 million before the Set Off).
-

Previously entered into loan agreements dated June 1, 2016, September 11, 2018 and October 25, 2019 among the Company, BV Lending and I-Minerals USA, including all security granted thereunder, will be terminated and/or discharged.

-	The Company will be subject to non-competition and non-solicitation covenants in favour of BV Lending for a period of five years commencing on closing of the Transaction.
-	The Transaction is subject to the approval of the Transaction by shareholders of the Company (the "Shareholders") and the TSX Venture Exchange.
-

As part of the Transaction, BV Lending has agreed to pay taxes that will become payable by the Company as a result of the Transaction (approximately $450,000).  In consideration for such payment by BV Lending, the Company will issue a promissory note in favor of BV Lending for the amount of the taxes so paid.  The promissory note will be repaid out of any refund received by the Company from the applicable government agency.

The disposition of I-Minerals USA, which includes the Company’s mineral exploration activities, is considered to be a discontinued operation for the Company and accordingly, loss from discontinued operations is included in the consolidated statements of loss for all periods presented.  Included on the consolidated balance sheets at April 30, 2022 and 2021 are assets and liabilities held-for-sale.  The assets and liabilities of the discontinued operation classified as held-for-sale are as follows:

	April 30, 2022 $	April 30, 2021 $

Cash and cash equivalents	6,427	21,564
Prepaids	5,725	5,179
Equipment and right-of-use asset	18,242	45,439
Mineral property interest and deferred development costs (Note 3)	1,892,410	1,892,410
Deposits	29,208	29,208

Assets held-for-sale	1,952,012	1,993,800

Account payable and accrued liabilities (Note 4)	139,389	112,585
Lease liability (Note 5)	13,475	37,948

Liabilities held-for sale	152,864	150,533

	For the year ended April 30,
	2022	2021
	$	$

OPERATING EXPENSES
Amortization	2,534	5,254
Management and consulting fees	99,000	99,000
Mineral property expenditures	615,950	605,220
General and miscellaneous	81,477	53,494
Professional fees	13,328	8,492

	(812,289)	(771,460)
OTHER EXPENSE
Foreign exchange loss	(379)	(189)

Loss for the year from discontinued operations	(812,668)	(771,649)